Significant Accounting Policies - Additional Information (Details) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 USD ($)
Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	$ 1,156,429	$ 602,217	$ 1,129,122			$ 3,886,928
Impairment charges on equity method investments	0		0
Costs related to underutilized manufacturing capacity	$ 11,575	17,198	17,300
Value added tax rate on biological products rate	3.00%
Sales return accrued liabilities	$ 37,317	35,095
Advertising Expense	1,168	1,020	1,883
Employee retirement and other post-retirement benefits incurred	13,864	21,537	37,710
Assets not under fair value hierarchy	2,804,000	5,117,000
Foreign Currency Transaction Gain (Loss), before Tax	(109,787)	61,377	75,751
Cash and Cash Equivalents, at Carrying Value, Total	$ 88,080	148,827		¥ 616	¥ 1,086
Number of reporting segment | Segment	1
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Pan American Health Organization [Member]
Significant Accounting Policies [Line Items]
Concentration of credit risks percentage	18.00%
ASU 2023-09
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025			Jan. 01, 2025
ASU 2025-10
Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2025			Jan. 01, 2025
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true			true
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping, Handling and Transportation Costs	$ 11,620	$ 7,098	$ 7,631
Minimum [Member]
Significant Accounting Policies [Line Items]
Value added tax rate on sale of products and provision of services	6.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Value added tax rate on sale of products and provision of services	13.00%
Use Rights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years			20 years
Use Rights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	50 years			50 years
Computer Software | Minimum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years			3 years
Computer Software | Maximum [Member]
Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years			10 years